                                      Rule 497(c) File Nos. 2-90518 and 811-4006

[SB] Smith Barney
[MF] Mutual Funds

Your Serious Money. Professionally Managed.(SM)


P R O S P E C T U S

Smith Barney(R) S&P 500 Index Shares

Smith Barney(R) U.S. 5000 Index Shares

Smith Barney(R) International Index Shares

Smith Barney(R) U.S. 1000 Index Shares

Smith Barney(R) Small Cap Index Shares

Smith Barney(R) Global Titans Index Shares

Smith Barney(R) Nasdaq-100 Index Shares

Smith Barney(R) U.S. Bond Index Shares
--------------------------------------------------------------------------------
September 11, 2000



--------------------------------------------------------------------------------
INVESTMENT PRODUCTS: NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE
--------------------------------------------------------------------------------

Each of the share classes offered by this prospectus is a class of one of these corresponding funds: Smith Barney(R) S&P 500 Index Fund, Smith Barney(R) U.S. 5000 Index Fund, Smith Barney(R) International Index Fund, Citi(SM) U.S. 1000 Index Fund, Citi(SM) Small Cap Index Fund, Citi(SM) Global Titans Index Fund, Citi(SM) Nasdaq-100 Index Fund and Citi(SM) U.S. Bond Index Fund.

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 Contents

Indexing....................................................................   2

Investments, risks and performance..........................................

  Smith Barney S&P 500 Index Shares.........................................   3

  Smith Barney U.S. 5000 Index Shares.......................................  10

  Smith Barney International Index Shares...................................  16

  Smith Barney U.S. 1000 Index Shares.......................................  23

  Smith Barney Small Cap Index Shares.......................................  29

  Smith Barney Global Titans Index Shares...................................  35

  Smith Barney Nasdaq-100 Index Shares......................................  41

  Smith Barney U.S. Bond Index Shares.......................................  48

Management..................................................................  54

Smith Barney Shares.........................................................  56

Buying shares...............................................................  58

Exchanging shares...........................................................  59

Redeeming shares............................................................  60

Other things to know about share transactions...............................  62

Dividends, distributions and taxes..........................................  63

Share price.................................................................  65

Financial Highlights........................................................  67

  Smith Barney S&P 500 Index Shares.........................................  67

  Smith Barney U.S. 5000 Index Shares.......................................  68

  Smith Barney International Index Shares...................................  69

Appendix....................................................................  70

                                                       Smith Barney Mutual Funds

 Indexing

The Funds in this Prospectus share the same basic investment strategy. They are designed to track the performance of a stock or bond market index.

This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of choosing investments based on judgment, a portfolio manager looks to an index to determine which securities the Fund should own. Instead of trying to outperform the market or segment it tracks, each Fund tries to pro-vide investment results that match, as closely as possible, the performance of its Index. And if the securities contained in a Fund's Index are losing value or are downgraded by investment analysts, the Fund will continue to purchase and hold those securities, even if the Fund loses money as a result.

The Funds may use replication or sampling techniques to track the performance of their Indexes. Replication involves a Fund holding each security in its Index in the same proportion as the security appears in the Index. Sampling techniques involve investing in a smaller number of securities included in the Index that are selected to resemble the Index in terms of industry weightings, market capitalization, price/earnings ratio, dividend yield or other character-istics. A Fund may also purchase and sell securities in anticipation of addi-tions or deletions to its Index.

Each of the Funds attempts to achieve, in rising and falling markets, a corre-lation of at least 95% between the total return of its net assets before fees and expenses and its respective Index. Of course, like most index funds, there is no guarantee that a Fund will be able to achieve or maintain this level of correlation. And, like other mutual funds, a Fund will have operating expenses that affect the Fund's ability to track its Index.

The Funds may use derivatives to track the performance of their Indexes. Deriv-atives are financial instruments whose values are derived, at least in part, from the prices of other securities or specified assets, indexes or rates. The Funds might use derivatives to simulate full investment in the Fund's Index while maintaining sufficient liquidity to satisfy redemptions and operating expenses, to facilitate trading in the securities of companies that comprise the Index, to reduce transaction costs or to seek higher investment returns when a contract is priced more attractively than the securities comprising the Fund's Index.

Because the composition of an Index tends to be comparatively stable, index funds historically have experienced lower portfolio turnover than actively man-aged funds.

Index Funds

Smith Barney S&P 500 Index Shares

The Fund's goal is to provide investment results that, before fees and expenses, correspond to the price and yield performance of the Standard & Poor's 500(R) Composite Stock Price Index (S&P 500 Index).

The Index

The S&P 500 Index is one of the most widely used benchmarks of U.S. equity per-formance. The S&P 500 Index consists of 500 stocks chosen for market capital-ization, liquidity and industry group representation. The S&P 500 Index is market-value-weighted, so the larger of the 500 companies generally have a big-ger impact on the performance of the Index. The S&P 500 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the S&P 500 Index's performance. The S&P 500 Index is unman-aged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies

Key investments The S&P 500 Index Fund will hold a broadly diversified portfo-lio of common stocks that is comparable to the S&P 500 Index in terms of eco-nomic sector weightings, market capitalization and liquidity. The Fund invests at least 80% of its assets in common stocks included in the Index. The Fund holds stocks of substantially all of the companies which comprise the S&P 500 Index. The Fund also may enter into repurchase agreements, lend portfolio secu-rities and use certain types of derivative instruments to help implement its goal.

Selection process The S&P 500 Index Fund is managed as a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the investment performance of the Index as closely as possible by adjusting the Fund's portfolio daily to reflect the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest

The S&P 500 Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

                                                       Smith Barney Mutual Funds

 . Are seeking an investment which tracks the performance of the S&P 500 Index

 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

 . Are willing to accept the risks of the stock market

Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager for the Fund seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Index Funds

More on the Fund's Investments and Risks

Money Market Instruments

The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign Investments

The Fund may purchase common stocks and ADRs of the foreign companies included in the S&P 500 Index. These securities are publicly traded on U.S. securities exchanges or over-the-counter markets. ADRs are U.S. dollar-denominated securi-ties which represent an interest in an underlying foreign security. These com-mon stocks and ADRs are subject to most of the special risks associated with foreign investing, including currency, political, legal, regulatory and opera-tional risks.

Securities Lending

If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart shows the performance of the Smith Barney S&P 500 Index Shares since inception through December 31, 1999, and, in the future, will show changes in the Fund's performance from year to year. Past performance does not necessarily indicate how the Fund will perform in the future.

                   Total Return for Smith Barney Shares*

                                    [GRAPH]

                             1999          20.03%

                        Calendar year ended December 31


Quarterly returns:

(for the calendar quarter covered by the bar chart)
Highest: 14.62% in 4th quarter 1999; Lowest: (6.27)% in 3rd quarter 1999

Year to date return: (0.63)% as of 6/30/00

Risk return table

This table compares the average annual total return of the Smith Barney S&P 500 Index Shares for the periods shown with that of the S&P 500 Index. This table assumes the redemption of shares at the end of the period and the reinvestment of distributions and dividends.

                          Average Annual Total Returns
                     Calendar Years Ended December 31, 1999

                                            Since    Inception
                                   1 Year  Inception   Date
Smith Barney S&P 500 Index Shares  20.03%   23.53%   01/05/98*
S&P 500 Index                      21.04%   25.70%      **

*Smith Barney S&P 500 Index Shares were formerly called Class A shares.

**Index Comparison begins on January 5, 1998

Index Funds

Fee table

This table sets forth the fees and expenses you may pay if you buy and hold Smith Barney S&P 500 Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee  None

                        Annual operating expenses*
expenses deducted from Fund
assets                          (% of average net assets)(/1/)
Management fees                               0.25%
Service (12b-1) fees                          0.20%
Other expenses(/1/)                           0.23%
                                             ------
Total annual operating expenses               0.68%
Expense reimbursement(/2/)                   (0.09%)
                                             ------
Net annual operating expenses                 0.59%
                                             ======

(/1/)For the fiscal year ended November 30, 1999.

(/2/)Management has agreed to cap the Smith Barney S&P 500 Index Shares' net annual operating expenses at 0.59%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.


                     Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 .you invest $10,000 in the Fund for the time periods indicated;

 .you reinvest all dividends;

 .you then sell all of your shares at the end of those periods;

 .your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 .the Fund's operating expenses as shown in the table remain the same--the exam-ple reflects the cap on operating expenses.

                                                       Smith Barney Mutual Funds

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                   1 Year 3 Years 5 Years 10 Years
Smith Barney S&P 500 Index Shares   $69    $218    $379     $847

More About the Index

The bar chart below sets forth the annual total returns of the S&P 500 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future perfor-mance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                               S&P 500 Index


                                    [GRAPH]

                               90         (3.10)%
                               91         30.47%
                               92          7.62%
                               93         10.08%
                               94          1.32%
                               95         37.58%
                               96         22.96%
                               97         33.36%
                               98         28.58%
                               99         21.04%

                       Calendar years ended December 31

Index Funds

                                 S&P 500 Index

                           [LINE GRAPH APPEARS HERE]

                       12/31/89                 $ 10,000
                       12/31/90                 $  9,689
                       12/31/91                 $ 12,635
                       12/31/92                 $ 13,596
                       12/31/93                 $ 14,963
                       12/31/94                 $ 15,160
                       12/31/95                 $ 20,850
                       12/31/96                 $ 25,634
                       12/31/97                 $ 34,184
                       12/31/98                 $ 43,952
                       12/31/99                 $ 53,199

"Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by SSB Citi Fund Management LLC. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no represen-tation regarding the advisability of investing in the Smith Barney S&P 500 Index Shares.

For additional information, please see the Appendix or the Statement of Addi-tional Information.


                                                       Smith Barney Mutual Funds

Smith Barney U.S. 5000 Index Shares

The Fund's goal is to provide long-term capital growth by approximating, before fees and expenses, the performance of the Wilshire 5000 Total Stock Market Index (Wilshire 5000 Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refers also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.

The Index

The Wilshire 5000 Index, an unmanaged capitalization-weighted index of over 7,000 U.S. equity securities, consists of all the U.S. stocks regularly traded on the New York and American Stock Exchanges and The Nasdaq Stock Market for which daily pricing is available. The Wilshire 5000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Wilshire 5000 Index's performance. The Wilshire 5000 Index does not have to maintain liquidity to meet redemption requests or pay expenses.

The Wilshire 5000 Index is comprised of the U.S. stocks in the S&P 500 Index, and the stocks in the Wilshire 4500 Index.

Principal Strategies

Key investments The U.S. 5000 Index Fund invests in a sampling of securities that are selected and weighted to result in investment characteristics compara-ble to, and performance that will correlate with the performance before fees and expenses of, the Wilshire 5000 Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio and earnings growth. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the Wilshire 5000 Index.

Selection process The U.S. 5000 Index Fund follows an indexed or "passively managed" approach to investing. This means that the Fund's manager determines how the Fund's assets will be invested to match, to the extent feasible, the capitalization range and returns of the Index and determines which securities are to be purchased or sold to match or sample the Index. Also, the Fund's man-ager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's investments periodically to reflect a sampling of the companies included in the Wilshire 5000 Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid

Index Funds
short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Investment Structure The U.S. 5000 Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, the US Equity Index Master Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

The US Equity Index Master Portfolio seeks to achieve its objective by invest-ing substantially all of its assets in two other Master Portfolios--the Extended Index Master Portfolio (which invests substantially all of its assets in a representative sample of stocks comprising the Wilshire 4500 Index) and the S&P 500 Index Master Portfolio (which invests substantially all of its assets in stocks comprising the S&P 500 Index). The US Equity Index Portfolio's assets will be invested in the Extended Index Master Portfolio and the S&P 500 Index Master Portfolio in proportions adjusted periodically to approximate the capitalization range of the Wilshire 5000 Index.


As other investors invest their assets in the Master Portfolio, certain eco-nomic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

The U.S. 5000 Index Fund may withdraw its investment in its Master Portfolio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets.

Who may want to invest

The U.S. 5000 Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of U.S. stocks

 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

 . Are willing to accept the risks of the stock market


                                                       Smith Barney Mutual Funds

Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund uses a sam-pling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.


Derivatives In seeking to match the performance of their Indexes, the Master Portfolios may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolios may purchase are considered deriva-tives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluc-tuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are chang-ing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Index Funds

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.



Fee table

This table sets forth the fees and expenses you will pay if you invest in Smith Barney U.S. 5000 Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
              Annual Operating expenses (% of average net assets)
expenses deducted from Fund assets
Management fee(/1/)                                                  0.23%
Service (12b-1) fees                                                 0.20%
Other expenses(/2/)                                                  0.25%
Total annual operating expenses(/3/)                                 0.68%

(/1/)The "Management fee" includes an investment management fee payable by the Master Portfolio and an administration fee payable by the Fund.

(/2/)The Fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is pay-able by the Master Portfolio, the Underlying Portfolios and the fund, and has been estimated based on expenses the Fund expects to incur during its first full fiscal year.

(/3/)Management has agreed to cap the Smith Barney U.S. 5000 Index Shares' other expenses at 0.25%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.

                     Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 .you invest $10,000 in the Fund for the time periods indicated;

 .you reinvest all dividends;

 .you then sell all of your shares at the end of those periods;

 .your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 .the Fund's operating expenses as shown in the table remain the same--the exam-ple reflects the cap on operating expenses.


                                                       Smith Barney Mutual Funds

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year 3 Years
Smith Barney U.S. 5000 Index Shares   $69    $218

Fund Performance

Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

More About the Index

The bar chart below sets forth the annual total returns of the Wilshire 5000 Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future perfor-mance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.


Index Funds

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                            Wilshire 5000 Index


                                    [GRAPH]

                               90         (6.18)%
                               91          34.20%
                               92           8.97%
                               93          11.28%
                               94         (0.06)%
                               95          36.45%
                               96          21.21%
                               97          31.29%
                               98          23.43%
                               99          25.89%

                       Calendar years ended December 31


                              Wilshire 5000 Index

                           [LINE GRAPH APPEARS HERE]

                       12/31/89                 $ 10,000
                       12/31/90                 $  9,382
                       12/31/91                 $ 12,591
                       12/31/92                 $ 13,720
                       12/31/93                 $ 15,268
                       12/31/94                 $ 15,258
                       12/31/95                 $ 20,819
                       12/31/96                 $ 25,235
                       12/31/97                 $ 33,132
                       12/31/98                 $ 40,895
                       12/31/99                 $ 51,482

"Wilshire 5000" is a trademark and "Wilshire" is a service mark of Wilshire Associates Incorporated. The Fund is not sponsored, endorsed, sold or promoted by Wilshire Associates Incorporated or any of its subsidiaries or affiliates, and they make no representation regarding the advisability of investing in the Fund.

                                                       Smith Barney Mutual Funds

Smith Barney International Index Shares

The Fund's goal is to provide long-term capital growth and diversification by approximating, before fees and expenses, the performance of the Morgan Stanley Capital International Europe, Australasia, and Far East Free Index (MSCI EAFE(R) Free Index).

The Fund invests all of its assets in a separate mutual fund, called a Master Portfolio, that has a substantially identical investment objective. For simplicity's sake, all discussions of investment objectives, strategies and risks of the Fund refers also to the objectives, strategies and risks of its corresponding Master Portfolio, unless otherwise indicated.

The Index

The MSCI EAFE(R) Free Index is a broadly diversified index of approximately 1100 securities that are listed on the stock exchanges of European countries and Australia, New Zealand, Hong Kong, Japan, and Singapore and that is intended to represent broadly the performance of foreign stock markets. The Index is market-value weighted, so the larger of the companies included in the Index have a greater impact on the performance of the Index than the smaller companies. For this reason, issuers from certain countries or regions could be disproportionately represented in the Index from time to time. The MSCI EAFE(R) Free Index does not show actual investment returns or reflect payment of man-agement or brokerage fees, which would lower the Index's performance. The MSCI EAFE(R) Free Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies

Key investments The International Index Fund invests in a sampling of securi-ties that are selected and weighted to result in investment characteristics comparable to, and performance that will correlate with the performance before fees and expenses of, the MSCI EAFE(R) Free Index. The statistical sampling techniques are based on capitalization, industry exposures, dividend yield, price/earnings ratio, price/book ratio, earnings growth, country weightings and the effect of foreign taxes. Under normal market conditions, the Fund invests at least 90% of its assets in common stocks included in the MSCI EAFE(R) Free Index. The Fund attempts to achieve, in both rising and falling markets, a cor-relation of at least 95% between the total return of its net assets before fees and expenses and the Index.

Selection process The International Index Fund's manager follows an indexed or "passively managed" approach to investing. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio

Index Funds
periodically to reflect a sampling of the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.



Investment Structure The International Index Fund is structured as a feeder fund. The Fund does not buy individual securities directly. Instead, it invests all of its assets in a corresponding Master Portfolio, International Index Mas-ter Portfolio. The Master Portfolio invests in securities in accordance with investment goals, policies and limitations that are similar to those of the Fund.

As other investors invest their assets in the Master Portfolio, certain eco-nomic efficiencies may be realized with respect to the Master Portfolio. For example, fixed expenses that otherwise would have been borne solely by the Fund (and the other existing interestholders in the Master Portfolio) would be spread across a larger asset base as more funds invest in the Master Portfolio. However, if a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively complex nature of the master/feeder structure, accounting and operational difficulties could occur. For example, coordination of calculation of net asset value could be affected at the master and/or feeder level.

The International Index Fund may withdraw its investment in its Master Portfo-lio, without a shareholder vote, if the Board of Trustees determines that it is in the best interests of the Fund and its shareholders to do so. Upon any such withdrawal, the Board would consider what action might be taken, including the investment of all the assets of the Fund in another pooled investment entity having the same investment objective as the Fund or the hiring of a subadviser to manage the Fund's assets.

Who may want to invest

The International Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of international markets

 . Currently have exposure to U.S. stock markets and wish to diversify your investment portfolio by adding non-U.S. stocks that may not move in tandem with U.S. stocks

 . Are comfortable with the risks of the stock market and the special risks of investing in foreign securities, including emerging market securities

                                                  Smith Barney Mutual Funds

Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives In seeking to match the performance of its Index, International Index Master Portfolio may engage in futures and options transactions and other derivative securities transactions which involve risk. The futures contracts and options on futures contracts the Master Portfolio may purchase are consid-ered derivatives.

Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be susceptible to fluc-tuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are chang-ing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Index Funds

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Foreign Securities The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign markets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regu-latory, market or economic developments and can perform differently than the U.S. market. In some foreign countries, there is also less information avail-able about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. The value of securities of smaller, less well-known issuers can perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger issuers. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Cur-rency fluctuations could erase investment gains or add to investment losses.

More on the Fund's Investments and Risks

Money Market Instruments

The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Fund Performance

Because the Fund does not have a full calendar year of performance, performance information for the Fund is not included in this prospectus.

                                                  Smith Barney Mutual Funds

Fee table

This table sets forth the fees and expenses you will pay if you invest in Smith Barney International Index Shares.

                                Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them.                             1.50%

            Annual operating expenses (% of average net assets)
expenses deducted from Fund assets
Management fee(/1/)                   0.40%
Service (12b-1) fees                  0.20%
Other expenses(/2/)                   0.25%
Total annual operating expenses(/3/)  0.85%

(/1/)The "Management fee" includes an investment management fee payable by theMaster Portfolio and an administration fee payable by the Fund.

(/2/)The Fund is new, and therefore, has no historical expense data. The amount set forth in "Other expenses" represents the aggregate amount that is pay-able by both the Master Portfolio and the Fund, and has been estimated based on expenses the Fund expects to incur during its first full fiscal year.

(/3/)Management has agreed to cap the Smith Barney International Index Shares' other expenses to 0.25%. Management may not discontinue or modify this cap without the approval of the Fund's trustees.


                     Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;

 . you reinvest all dividends;

 . you then sell all of your shares at the end of those periods;

 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 . the Fund's operating expenses as shown in the table remain the same--the example reflects the cap on operating expenses.

Index Funds

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1 Year 3 Years
Smith Barney International Index Shares   $87    $271

More About the Index

The bar chart below sets forth the annual total returns of the MSCI EAFE(R) Free Index for each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comprising the Index over the past ten calendar years. The data is provided to illustrate the past perfor-mance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the Fund's short-term investments and its operating expenses.

                          MSCI EAFE(R) Free Index


                                    [GRAPH]

                               90        (23.33)%
                               91         12.56%
                               92        (11.91)%
                               93         33.06%
                               94          8.04%
                               95         11.62%
                               96          6.45%
                               97          1.83%
                               98         20.42%
                               99         27.05%

                       Calendar years ended December 31

                                                  Smith Barney Mutual Funds

                            MSCI EAFE(R) Free Index


                           [LINE GRAPH APPEARS HERE]

                       12/31/89                 $ 10,000
                       12/31/90                 $  7,667
                       12/31/91                 $  8,629
                       12/31/92                 $  7,602
                       12/31/93                 $ 10,115
                       12/31/94                 $ 10,928
                       12/31/95                 $ 12,197
                       12/31/96                 $ 12,984
                       12/31/97                 $ 13,221
                       12/31/98                 $ 15,921
                       12/31/99                 $ 20,228

MSCI, Morgan Stanley Capital International, EAFE and MSCI EAFE Free Index are service marks of MSCI and have been licensed for use by SSB Citi Fund Manage-ment LLC. The Smith Barney International Index Shares are not sponsored, endorsed, sold or promoted by MSCI. Nor does this company make any representa-tion regarding the advisability of investing in the Smith Barney International Index Shares. For additional information, please see the Appendix.

Index Funds

Smith Barney U.S. 1000 Index Shares

The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 1000(R) Index.

The Index

The Russell 1000 Index measures the performance of the 1,000 largest U.S. pub-lic companies based on total market capitalization. As of May 31, 2000, the average market capitalization of companies in the Russell 1000 Index was approximately $14.1 billion, and the smallest company in the Russell 1000 Index had a market capitalization of approximately $1.6 billion. The Russell 1000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 1000 Index's performance. The Russell 1000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies

Key investments The U.S. 1000 Index Fund may use replication or sampling tech-niques to track the performance of the Russell 1000 Index. The Fund may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securi-ties to track the performance of the Russell 1000 Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The U.S. 1000 Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodi-cally to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term invest-ments and its operating expenses.

Who may want to invest

The U.S. 1000 Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of U.S. large capitalization stocks

                                                  Smith Barney Mutual Funds

 . Are looking for an investment with potentially greater return but higher risk than a fund investing primarily in fixed income securities

 . Are willing to accept the risks of the stock market

Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Index Funds

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

More on the Fund's Investments and Risks

Money Market Instruments

The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Securities Lending

If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure

U.S. 1000 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfo-lios.

Fund Performance

Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

                                                  Smith Barney Mutual Funds

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Smith Barney U.S. 1000 Index Shares.

                             Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
            Annual operating expenses (% of average net assets)(/1/)
expenses deducted from Fund assets
Management fees                                                      0.25%
Distribution (12b-1) fees                                            0.20%
Other expenses                                                       0.25%
Total annual operating expenses(/2/)                                 0.70%

(1) Based on estimated expenses for the fiscal year ending December 31, 2000.

(2) Management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;

 . you reinvest all dividends;

 . you then sell all of your shares at the end of those periods;

 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year 3 Years
Smith Barney U.S. 1000 Index Shares   $72    $224

Index Funds

More About the Index

The chart below sets forth the annual total returns of the Russell 1000 Index for each of the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                            Russell 1000 Index


                                    [GRAPH]

                               90         (4.21)%
                               91         33.04%
                               92          8.93%
                               93         10.18%
                               94          0.39%
                               95         37.77%
                               96         22.45%
                               97         32.85%
                               98         27.02%
                               99         20.91%

                       Calendar years ended December 31


                              Russell 1000 Index

                           [LINE GRAPH APPEARS HERE]

                       12/31/89                 $ 10,000
                       12/31/90                 $  9,579
                       12/31/91                 $ 12,744
                       12/31/92                 $ 13,882
                       12/31/93                 $ 15,295
                       12/31/94                 $ 15,354
                       12/31/95                 $ 21,153
                       12/31/96                 $ 25,901
                       12/31/97                 $ 34,410
                       12/31/98                 $ 43,709
                       12/31/99                 $ 52,850

                                                  Smith Barney Mutual Funds

The Russell 1000(R) Index is a trademark/service mark of Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not spon-sored, endorsed, sold or promoted by the sponsor of the Index and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund.

Index Funds

Smith Barney Small Cap Index Shares

The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Russell 2000(R) Index.

The Index

The Russell 2000 Index is comprised of the 2,000 smallest companies out of the 3,000 largest U.S. public companies based on total market capitalization. As of May 31, 2000, the average market capitalization of companies in the Russell 2000 Index was approximately $580 million, and the largest company in the Index had a market capitalization of approximately $1.5 billion. The Russell 2000 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Russell 2000 Index's performance. The Russell 2000 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies

Key investments The Small Cap Index Fund may use replication or sampling tech-niques to track the performance of the Russell 2000 Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Small Cap Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodi-cally to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Russell 2000 Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest

The Small Cap Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of U.S. small capitalization stocks

                                                  Smith Barney Mutual Funds

 . Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities

 . Are willing to accept the risks of the stock market, including the greater volatility that may result from investing in small capitalization stocks

Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Index Funds

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.


Smaller Companies The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger compa-nies.

More on the Fund's Investments and Risks

Money Market Instruments

The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Securities Lending

If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure

Small Cap Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance

Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

                                                  Smith Barney Mutual Funds

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Smith Barney Small Cap Index Shares.

                             Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
            Annual operating expenses (% of average net assets)(/1/)
expenses deducted from Fund assets
Management fees                                                      0.30%
Distribution (12b-1) fees                                            0.20%
Other expenses                                                       0.25%
Total annual operating expenses(/2/)                                 0.75%

(1) Based on estimated expenses for the fiscal year ending December 31, 2000.

(2) Management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;

 . you reinvest all dividends;

 . you then sell all of your shares at the end of those periods;

 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year 3 Years
Smith Barney Small Cap Index Shares   $77    $240

Index Funds

More About the Index

The chart below sets forth the annual total returns of the Russell 2000 Index over each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future perfor-mance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund.

All returns presented were calculated on a total return basis, which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                            Russell 2000 Index


                                    [GRAPH]

                               90       (19.48)%
                               91         46.04%
                               92         18.41%
                               93         18.88%
                               94        (1.82)%
                               95         28.45%
                               96         16.49%
                               97         22.36%
                               98        (2.55)%
                               99         21.26%

                       Calendar years ended December 31


                              Russell 2000 Index

                           [LINE GRAPH APPEARS HERE]

                       12/31/89                 $ 10,000
                       12/31/90                 $  8,052
                       12/31/91                 $ 11,760
                       12/31/92                 $ 13,925
                       12/31/93                 $ 16,554
                       12/31/94                 $ 16,252
                       12/31/95                 $ 20,876
                       12/31/96                 $ 24,319
                       12/31/97                 $ 29,757
                       12/31/98                 $ 29,000
                       12/31/99                 $ 35,164

                                                  Smith Barney Mutual Funds

Russell 2000(R) is a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company. The Fund is not spon-sored, endorsed, sold or promoted by the sponsor of the Index, and the sponsor of the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund.

Index Funds

Smith Barney Global Titans Index Shares

The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Dow Jones Global Titans Index SM (Global Titans Index).

The Index

The Global Titans Index consists of securities of 50 companies, and includes some of the world's most well-known and well-established blue-chip companies. The Global Titans Index includes only the largest of large-cap companies in the world and currently consists of stocks of companies with capitalizations of at least $20 billion. The Global Titans Index began to be calculated in July 1999 and consists of securities of companies that are selected based on a global or multi-national standard and, therefore, (1) may be headquartered anywhere in the world; (2) are market and industry leaders on a global level, rather than merely at a local level; and (3) have international exposure either from sell-ing products outside their home markets or providing services to overseas cli-ents. The companies whose securities comprise the Global Titans Index are selected from the 100 largest companies in the world, as measured by assets, book value, sales/revenue, net profit and foreign sales rankings.

Principal Strategies

Key investments The Global Titans Index Fund may use replication or sampling techniques to track the performance of the Global Titans Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Global Titans Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Global Titans Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfo-lio periodically to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly. Also, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

                                                  Smith Barney Mutual Funds

Who may want to invest

The Global Titans Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the long-term growth potential of U.S. and for-eign large capitalization stocks

 . Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities

 . Are willing to accept the risks of the stock markets worldwide, including the special risks of investing in foreign securities

Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using

Index Funds
derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accu-rately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

Foreign Securities The Fund may purchase common stocks and ADRs of the foreign companies included in its Index. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. The Fund is exposed to the risks of investing in foreign securities, which can be affected by currency, political, legal, regulatory and operational factors. Foreign mar-kets can be less liquid and more volatile than the U.S. market because of increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently that the U.S. market. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S. Because the value of ADRs, in which the Fund may invest, is dependent upon the market price of an underlying foreign security, ADRs are subject to most of the risks associated with foreign investing. The Fund may lose money if the currency in which a security is priced declines in value relative to the U.S. dollar. Currency fluctuations could erase investment gains or add to investment losses.

More on the Fund's Investments and Risks

Money Market Instruments

The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

                                                  Smith Barney Mutual Funds

Securities Lending

If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure

Global Titans Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance

Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

Index Funds

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Smith Barney Global Titans Index Shares.

                             Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
            Annual operating expenses (% of average net assets)(/1/)
expenses deducted from Fund assets
Management fees                                                      0.35%
Distribution (12b-1) fees                                            0.20%
Other expenses                                                       0.25%
Total annual operating expenses(/2/)                                 0.80%

(1) Based on estimated expenses for the fiscal year ending December 31, 2000.

(2) Management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;

 . you reinvest all dividends;

 . you then sell all of your shares at the end of those periods;

 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                         1    3
                                         Year Years
Smith Barney Global Titans Index Shares  $82  $255

                                                  Smith Barney Mutual Funds

More About the Index

Dow Jones, the sponsor of the Global Titans Index, calculates the value of the Index at three different times during the day, based on the close of various markets world-wide. For the purposes of tracking the performance of its bench-mark Index, the Fund will use the value of the Index calculated at the close of the U.S. markets.

Performance for the Dow Jones Global Titans Index is not presented because this Index has been in existence only since July, 1999.

"Dow Jones" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by SSB Citi Fund Management LLC. The Fund is based on the Dow Jones Global Titans IndexSM, is not sponsored, endorsed sold or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in the Fund. For additional information, please see the Appendix.

Index Funds

Smith Barney Nasdaq-100 Index Shares

The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Nasdaq-100 Index(R).

The Index

The Nasdaq-100 Index includes the largest (based on market capitalization) and most active non-financial domestic and international stocks listed on The Nasdaq Stock Market. The Nasdaq-100 Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Nasdaq-100 Index's performance. The Nasdaq-100 Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies

Key investments The Nasdaq-100 Fund may use replication or sampling techniques to track the performance of the Nasdaq-100 Index. The Fund also may use deriva-tives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securities to track the performance of the Index. The Fund also may enter into repurchase agreements and lend portfolio securities.

Selection process The Nasdaq-100 Fund is a "pure" index Fund. This means that the manager does not evaluate individual companies to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodi-cally to match or sample the Index or its performance. Like most index funds, the Fund does not mirror the Index exactly, because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term invest-ments and its operating expenses.

Who may want to invest

The Nasdaq-100 Fund may be an appropriate investment if you:

 . Are seeking to participate in the long term growth potential of U.S. stocks

 . Are looking for an investment with potentially greater return but higher risk than a Fund investing primarily in fixed income securities

                                                  Smith Barney Mutual Funds

 . Are willing to accept the risks of the stock market, including the potential for greater volatility of certain companies included in the Nasdaq- 100 Index


Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of stocks that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated significantly lower returns than common stocks. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are valued can also cause differences in performance. Because the Fund may use a sampling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Market Risk The Fund is exposed to the risks of investing in common stocks. The Fund may not perform as well as other investments, if, among other things: the Index declines or performs poorly relative to other related indexes or individ-ual securities; an adverse event, such as an unfavorable earnings report, nega-tively affects the price of an issuer in the Index; or the securities issued by companies which comprise the Index fall out of favor with investors.

Technology Risk Although the composition of the Index changes from time to time, many of the stocks in the Index may be issued by companies in the tech-nology sector. Market conditions, interest rates, and economic, regulatory or financial developments could significantly affect the technology sector and the securities of companies in that sector could react similarly to these or other developments. Technology companies can be significantly affected by obsoles-cence of existing technology, short product cycles, falling prices and profits, and competition from new market entrants. The technology sector may be subject to greater governmental regulation than many other areas, and changes in gov-ernmental policies and the need for regulatory approvals may have a material adverse effect

Index Funds
on the sector. The performance of the technology sector may differ in direction and degree from that of the overall stock market.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's stock market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when stock prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.

Smaller Companies The Fund's investments may include smaller capitalization companies whose stocks tend to have more price volatility than larger compa-nies.

More on the Fund's Investments and Risks

Money Market Instruments

The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign Investments

The Fund may purchase common stocks and ADRs of the foreign companies included in the Nasdaq-100 Index. These securities are traded on The Nasdaq Stock Mar-ket. ADRs are U.S. dollar-denominated securities which represent an interest in an underlying foreign security. These common stocks and ADRs are subject to most of the special risks associated with

                                                  Smith Barney Mutual Funds
foreign investing, including currency, political, legal, regulatory and opera-tional risks.

Securities Lending

If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure

The Nasdaq-100 Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.


Fund Performance

Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

Index Funds

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Smith Barney Nasdaq-100 Index Shares.

                             Shareholder fees

fees paid directly from your investment
Redemption fee paid to the Fund, charged only on shares you sell or
exchange within 180 days of buying them                              0.75%
             Annual operating expenses (% of average net assets)(1)
expenses deducted from Fund assets
Management fees                                                      0.30%
Distribution (12b-1) fees                                            0.20%
Other expenses                                                       0.25%
Total annual operating expenses*                                     0.75%

(1) Based on estimated expenses for the fiscal year ending December 31, 2000.

* Management has agreed to cap the Fund's other expenses at 0.25%. This cap is voluntary and may be modified or terminated at any time.

Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;

 . you reinvest all dividends;

 . you then sell all of your shares at the end of those periods;

 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                      1 Year 3 Years
Smith Barney Nasdaq-100 Index Shares   $77    $240

                                                  Smith Barney Mutual Funds

More About the Index

The chart below sets forth the annual returns of the Nasdaq 100 Index over each of the past ten calendar years. The line graph below shows the growth of a $10,000 investment in the stocks comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investing in the Fund. In particu-lar, investors should note the performance of the Index for the past two calen-dar years was exceptional and will not likely be repeated.

All returns presented were calculated on a total return basis which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                             Nasdaq-100 Index
                                    [GRAPH]
                                90      (10.41)%
                                91        64.99%
                                92         8.86%
                                93        10.58%
                                94         1.50%
                                95        42.54%
                                96        42.54%
                                97        20.63%
                                98        85.31%
                                99       101.95%
                       Calendar years ended December 31

Index Funds

                               Nasdaq-100 Index

                           [LINE GRAPH APPEARS HERE]

                       12/31/89                 $ 10,000
                       12/31/90                 $  8,959
                       12/31/91                 $ 14,781
                       12/31/92                 $ 16,091
                       12/31/93                 $ 17,793
                       12/31/94                 $ 18,061
                       12/31/95                 $ 25,743
                       12/31/96                 $ 36,695
                       12/31/97                 $ 44,265
                       12/31/98                 $ 82,025
                       12/31/99                 $165,650

The Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) are trade or service marks of The Nasdaq Stock Market, Inc. (which with its affiliates are the Cor-porations) and are licensed for use by SSB Citi Fund Management LLC. The Fund has not been passed on by the Corporations as to their legality or suitability. The Fund is not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND. For additional information, please see the Appendix.

                                                  Smith Barney Mutual Funds

Smith Barney U.S. Bond Index Shares

The Fund's goal is to provide investment results that, before fees and expenses, correspond to the performance of the Lehman Brothers Aggregate Bond Index(R) (Lehman Bond Index).

The Index

The Lehman Bond Index measures the total universe of public investment-grade fixed income securities in the U.S., including government, corporate, mortgage-backed, asset-backed, and international U.S. dollar-denominated bonds, all with maturities of over 1 year. As of December 31, 1999, the Lehman Bond Index included more than 5,500 bonds. The Index does not show actual investment returns or reflect payment of management or brokerage fees, which would lower the Index's performance. The Index is unmanaged and does not have to maintain liquidity to meet redemption requests or pay expenses.

Principal Strategies

Key investments The U.S. Bond Index Fund may use replication or sampling tech-niques to track the performance of the Lehman Bond Index. The Fund also may use derivatives and investment techniques such as buying and selling options and futures contracts, entering into swap agreements and purchasing indexed securi-ties to track the performance of the Index. The Fund also may enter into repur-chase agreements and lend portfolio securities.

Selection process The U.S. Bond Index Fund is a "pure" index Fund. This means that the manager does not evaluate individual bonds to identify attractive investment candidates. Instead, the manager attempts to mirror the performance of the Index as closely as possible by adjusting the Fund's portfolio periodi-cally to reflect the companies included in the Index and their weightings. Like most index funds, the Fund does not mirror the Index exactly because, unlike the Index, the Fund must maintain a portion of its assets in cash and liquid short-term securities to meet redemption requests and pay the Fund's expenses. The Fund's returns are likely to be below those of the Index because of the Fund's short-term investments and its operating expenses.

Who may want to invest

The U.S. Bond Index Fund may be an appropriate investment if you:

 . Are seeking to participate in the bond market

 . Are willing to accept the risks of the bond market

Index Funds

Principal Risks

As with any mutual fund, you may lose money if you invest in the Fund. The Fund's principal risks are:

Index Investing Risk Because the Fund is managed as an index fund, it will not ordinarily sell a portfolio security because of the security's poor perfor-mance. The Fund normally buys or sells a portfolio security only to reflect additions or deletions of securities that comprise its Index or to adjust their relative weightings. Although the manager seeks to replicate the performance of the Index, the Fund may underperform its Index even before deducting fees and expenses because the Fund must maintain a portion of its assets in liquid short-term debt securities which historically have generated lower returns than longer term debt securities. In addition, expenses and transaction costs, the size of the Fund and the size and frequency of cash flows into and out of the Fund, and the differences between how and when the Fund and its Index are val-ued can also cause differences in performance. Because the Fund may use a sam-pling strategy, it may not track its Index perfectly and differences between the underlying Index and the Fund's portfolio will cause differences in perfor-mance.

Interest Rate Risk In general, the prices of debt securities rise when interest rates fall, and fall when interest rates rise. Longer-term obligations are usu-ally more sensitive to interest rate changes. A change in interest rates could cause the Fund's share price to go down.

Credit Risk Some issuers may not make payments on debt securities held by the Fund. Or, an issuer's financial condition may deteriorate, leading to greater volatility in the price of the security and making the security more difficult for the Fund to sell.

Income Risk If interest rates decline, the amount of income paid to you by the Fund as dividends may also decline.


Prepayment and Extension Risk The issuers of debt securities held by the Fund may be able to call a bond or prepay principal due on the securities, particu-larly during periods of declining interest rates. The Fund may not be able to reinvest that principal at attractive rates, and the Fund may lose any premium paid. On the other hand, rising interest rates may cause prepayments to occur at slower than expected rates. This makes securities more sensitive to interest rate changes.

Market Risk The Fund may not perform as well as other investments, if, among other things, the Index declines or performs poorly relative to other

                                                  Smith Barney Mutual Funds
related indexes or individual securities, or the securities issued by companies which comprise the Index fall out of favor with investors.

Derivatives Derivatives may be more sensitive than direct securities to changes in interest rates or sudden market moves. Some derivatives also may be suscep-tible to fluctuations in yield or value because of their structure or contract terms. Even a small investment in derivative contracts can have a big impact on the Fund's bond market exposure. Therefore, using derivatives can dispropor-tionately increase losses and reduce opportunities for gains when bond prices are changing. The Fund may not fully benefit from or may lose money on deriva-tives if changes in their value do not correspond accurately to changes in the value of the Fund's holdings. This may adversely affect the Fund's ability to track its Index.

Certain derivative contracts present the risk that the other party to the con-tract may not perform. Derivatives can also make the Fund less liquid and harder to value, especially in declining markets.

Non-Diversification The Fund is "non-diversified", which means it may invest a relatively high percentage of its assets in the securities of a single issuer or a limited number of issuers. As a result, the Fund may be more sensitive to a single economic, political or regulatory occurrence than a diversified fund.


More on the Fund's Investments and Risks

Money market instruments

The Fund may temporarily invest in money market instruments. The Fund invests in money market instruments pending investment of proceeds of the sale of shares of the Fund or settlement of purchases of securities by the Fund or to maintain liquidity to meet anticipated redemptions. The Fund's investments in money market instruments will likely cause the Fund's returns to differ from those of the Index.

Foreign investments

The Fund may purchase international U.S. dollar-denominated bonds included in its Index. Foreign countries generally have markets that are less liquid and more volatile than markets in the U.S. In some foreign countries, there is also less information available about foreign issuers and markets because of less rigorous accounting and regulatory standards than in the U.S.


Index Funds

Securities Lending

If the Fund lends its securities to earn income, it will receive cash or other securities as collateral for the loan, which must be returned to the borrower at the completion of the loan. The Fund typically invests cash collateral received in short-term investments. The Fund could lose money if the lent secu-rities are not returned by the borrower at the termination of the loan, or if the value of its short-term investment of the cash collateral declines over the period of the loan.

Investment Structure

U.S. Bond Index Fund invests directly in securities, but may, in the future, invest in securities through one or more underlying mutual funds, or portfolios.

Fund Performance

Because the Fund is a new fund, performance information for the Fund is not included in this prospectus.

                                                  Smith Barney Mutual Funds

Fee Table

This table describes the fees and expenses that you may pay if you buy and hold Smith Barney U.S. Bond Index Shares.

                             Shareholder fees
fees paid directly from your investment
Redemption fee  None

          Annual operating expenses (% of average net assets)(1)

expenses deducted from Fund
assets
Management fees                   0.15%
Distribution (12b-1) fees         0.20%
Other expenses                    0.25%
Total annual operating expenses*  0.60%

(1) Based on estimated expenses for the fiscal year ending December 31, 2000.

* Management has agreed to cap the Fund's other expense at 0.25%. This cap is voluntary and may be modified or terminated at any time.

Expenses on a $10,000 investment

This example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that:

 . you invest $10,000 in the Fund for the time periods indicated;

 . you reinvest all dividends;

 . you then sell all of your shares at the end of those periods;

 . your investment has a 5% return each year--the assumption of a 5% return is required by the SEC for the purpose of this example and is not a prediction of the Fund's future performance; and

 . the Fund's operating expenses as shown in the table remain the same--the example does not include voluntary fee caps.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                     1 Year 3 Years
Smith Barney U.S. Bond Index Shares   $61    $192

Index Funds

More About the Index

The chart below sets forth the average total returns of the Lehman Brothers Aggregate Bond Index for each of the past ten calendar years. The line graph below shows the growth of $10,000 investment in the bonds comparing the Index over the past ten calendar years. The data is provided to illustrate the past performance of the Fund's Index and does not represent the performance of the Fund. Investors should not consider this performance data as an indication of future performance of the Fund. The returns are not intended to predict or sug-gest the returns that might be experienced by the Fund or an individual invest-ing in the Fund.

All returns presented were calculated on a total return basis which includes the reinvestment of all distributions. Performance of the Fund for the periods shown below would have been lower because of the operating expenses associated with an investment in the Fund.

                             Lehman Bond Index


                                    [GRAPH]

                              90          8.96%
                              91         16.00%
                              92          7.40%
                              93          9.75%
                              94         (2.92)%
                              95         18.47%
                              96          3.63%
                              97          9.65%
                              98          8.69%
                              99         (0.82)%

                       Calendar years ended December 31



                               Lehman Bond Index

                           [LINE GRAPH APPEARS HERE]

                       12/31/89                 $ 10,000
                       12/31/90                 $ 10,896
                       12/31/91                 $ 12,640
                       12/31/92                 $ 13,575
                       12/31/93                 $ 14,899
                       12/31/94                 $ 14,464
                       12/31/95                 $ 17,136
                       12/31/96                 $ 17,759
                       12/31/97                 $ 19,473
                       12/31/98                 $ 21,165
                       12/31/99                 $ 20,991

                                                  Smith Barney Mutual Funds

Lehman Brothers Aggregate Bond Index(R) is a trademark of Lehman Brothers. The Fund is not sponsored, endorsed, sold or promoted by the Index, and the Index is not in any way affiliated with the Fund. The sponsor of the Index makes no representation or warranty, implied or express, regarding the advisability of investing in the Fund.

 Management

S&P 500 Index Fund

Manager The S&P 500 Index Fund's manager is The Travelers Investment Management Company (TIMCO). TIMCO's address is One Tower Square, Hartford, Connecticut 06183-2030. TIMCO and SSB Citi Fund Management LLC (SSB Citi), the Fund's administrator, are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and consumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to consumer and corporate customers around the world.

Management fees For its services, TIMCO received a fee during the S&P 500 Index Fund's last fiscal year equal on an annual basis to 0.15%, of the Fund's aver-age daily net assets.

Administrator The Fund's adminstrator is SSB Citi whose address is 388 Green-wich Street, New York, New York 10013.

Administration fees For its services, SSB Citi receives a fee equal on an annual basis to 0.10% of the S&P 500 Index Fund's average daily net assets. The administrator waived all of its fees during the S&P 500 Index Fund's last fis-cal year.

Nasdaq-100 Index Fund

Small Cap Index Fund

U.S. 1000 Index Fund

Global Titans Index Fund

U.S. Bond Index Fund

Manager SSB Citi supervises the overall management of each Fund. SSB Citi is responsible for recommending the hiring, termination or replacement of any subadviser and for supervising and monitoring the performance of any subadviser. State Street Bank and Trust Company (State Street), through its State Street Global Advisors division, serves as the

Index Funds
subadviser to the Funds. As of December 31, 1999, State Street managed approxi-mately $672 billion in assets. State Street's principal address is Two Interna-tional Place, Boston, Massachusetts 02110.

Management fees Each Fund pays SSB Citi an aggregate management fee at the annual rates noted below:

                          Fee, as percentage of
Fund                      average daily net assets
Nasdaq-100 Index Fund              0.30%
Small Cap Index Fund               0.30%
U.S. 1000 Index Fund               0.25%
Global Titans Index Fund           0.35%
U.S. Bond Index Fund               0.15%

U.S. 5000 Index Fund
International Index Fund

Manager U.S. 5000 Index Fund and International Index Fund are feeder funds in a master/feeder structure. Accordingly, these funds do not buy individual securi-ties directly. Barclays Global Fund Advisors (BGFA) is the manager of each of the Master Portfolios in which the Funds invest. BGFA is a wholly owned direct subsidiary of Barclays Global Investors, N.A. (which is an indirect subsidiary of Barclays Bank PLC) and is located at 45 Fremont Street, San Francisco, CA 94105. BGFA has provided asset management, administration and advisory services for over 25 years.

Management fees For the U.S. 5000 Index Fund, BGFA receives a monthly advisory fee from the Master Portfolio at an annual rate equal to 0.01% of the US Equity Index Master Portfolio's average daily net assets, 0.08% of the average daily net assets of the Extended Index Master Portfolio and 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio. For the International Index Fund, BGFA receives a monthly advisory fee from the International Index Master Portfolio at an annual rate equal to 0.15% of the first $1 billion, and 0.10% thereafter, of the International Index Master Portfolio's average daily net assets. From time to time, BGFA may waive such fees in whole or in part.

Each Fund bears a pro rata portion of the investment advisory fees paid by the Master Portfolio as well as certain other fees paid by the Master Portfolio, such as accounting, legal and Securities and Exchange Commission registration fees.

                                                  Smith Barney Mutual Funds

Administrator The Funds' administrator is SSB Citi.

Administration fees For its services, SSB Citi receives a fee equal on an annual basis to 0.15% of each of the U.S. 5000 Index and International Index Funds' average daily net assets.

Distribution Arrangements

The Funds offer two classes of shares, Citi Index Shares and Smith Barney Index Shares. These classes have different expense levels. Only Smith Barney Shares are offered in this prospectus. The Funds do not charge any sales loads or deferred sales loads or other fees in connection with the purchase of Smith Barney Shares.

The distributor may make payments for distribution and/or shareholder servicing activities out of its past profits and other available sources. The distributor may also make payments for marketing, promotional or related expenses to deal-ers. The amount of these payments is determined by the distributor and may be substantial. SSB Citi or an affiliate may make similar payments under similar arrangements.

Distribution plans Each Fund has adopted a Rule 12b-1 service plan for its Smith Barney Shares. Under the plan, Smith Barney Shares pay a service fee for the sale of shares and for services provided to shareholders. The fee for Smith Barney Shares is an ongoing expense and, over time, may cost you more than other types of sales charges.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as each Fund's transfer agent and shareholder servicing agent (the "transfer agent"). Pursuant to a sub-transfer agency and services agreement with the transfer agent, Boston Financial Data Services serves as each Fund's sub-transfer agent (the "sub-transfer agent"). The sub-transfer agent will per-form certain functions including shareholder record keeping and account servic-es.

 Smith Barney Shares

You may purchase Smith Barney Shares which are sold at net asset value with no initial or deferred sales charge. Smith Barney Shares are subject to an ongoing service fee.

You may buy shares from:

A broker-dealer, financial intermediary, financial institution or the distrib-utor's financial consultants (each called a "Service Agent")

Index Funds

The fund, but only if you are investing through certain qualified plans or certain Service Agents

Investment minimums The Funds do not, but your Service Agent may, impose a min-imum initial or subsequent investment requirement.

                                                  Smith Barney Mutual Funds

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:

                 . Class of shares being bought
                 . Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

     Through a   Certain investors who are clients of certain Service Agents
     Fund        are eligible to buy shares directly from a Fund.

                 . Write the Funds at the following address:

                      (Specify Fund)

                      c/o Boston Financial Data Services

                      P.O. Box 9083

                      Boston, MA 02205-9083
                 . Enclose a check made payable to the applicable fund to pay for the shares. For initial purchases, complete and send an account application
                 . For more information, call the transfer agent at 1-800-451-
                   2010.
--------------------------------------------------------------------------------
     Through a
    systematic   You may authorize your Service Agent or the sub-transfer
    investment   agent to transfer funds automatically from (i) regular bank
          plan   account (ii) cash held in a brokerage account opened with a
                 Service Agent or (iii) certain money market funds in order to buy shares on a regular basis.

                 . If you do not have sufficient funds in your account on a transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the transfer agent or consult the Statement of Additional Infor-mation ("SAI").

Index Funds

 Exchanging shares

  Smith Barney
      offers a   Each Fund is exchangeable into the other.
   distinctive
     family of
         funds   You should contact your Service Agent to exchange into the
   tailored to   Funds. An exchange is a taxable transaction and may be
 help meet the   subject to a redemption fee.
 varying needs
 of both large   . You may exchange shares only for shares of the same class.
     and small
     investors   . You may also exchange Fund shares or shares of other clas-
                   ses if you are participating in certain fee based advisory programs or employer-sponsored retirement plans. Please contact your Service Agent for more information.

                 . The Fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the Fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the trans-fer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                 (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.

--------------------------------------------------------------------------------
       By mail
                 If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on page 61.

                                                  Smith Barney Mutual Funds

 Redeeming shares

     Generally
                 Contact your Service Agent to redeem shares of a Fund.

                 The price of any redemption of Fund shares will be the NAV the next time it is calculated after your redemption request has been received in proper form by the Fund. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. As indicated in each Fund's fee table, excluding the S&P 500 Index Fund and the U.S. Bond Index Fund, each Fund charges a redemption fee, payable to the Fund, on the sale or exchange of any shares that have been held for less than 180 days. In attempting to minimize this fee, a Fund will first sell any shares in your account that are not subject to the fee. If you own your shares through a 401(k) plan or an IRA account, you will not be charged a fee when you redeem your shares. The Funds reserve the right to change the redemption fee criteria.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.

Index Funds

--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at a fund, send written requests to the Fund at the following address:

                      (Specify Fund)

                      Boston Financial Data Services

                      P.O. Box 9083

                      Boston, MA 02205-9083

                 Your written request must provide the following:

                 . The Fund and account number
                 . The class of shares and the dollar amount or number of
                   shares to be redeemed
                 . Signatures of each owner exactly as the account is regis-
                   tered
--------------------------------------------------------------------------------

  By telephone

                 If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the Fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on an electronic transfer (ACH).
--------------------------------------------------------------------------------
     Automatic
          cash   You can arrange for the automatic redemption of a portion of
    withdrawal   your shares on a monthly or quarterly basis without a redemp-
         plans   tion fee. To qualify you must own shares of the fund with a value of at least $10,000 ($5,000 for retirement plan accounts) and each automatic redemption must be at least $50.

                 The following conditions apply:

                 . Your shares must not be represented by certificates . All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

                                                  Smith Barney Mutual Funds

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information without which your request will not be processed:

 . Name of the Fund
 . Account number
 . Class of shares being bought, exchanged or redeemed
 . Dollar amount or number of shares being bought, exchanged or redeemed . Signature of each owner exactly as the account is registered

The Fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information for your account, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 . Are redeeming over $50,000

 . Are sending signed stock powers to the sub-transfer agent
 . Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 . Changed your account registration
 . Want the check paid to someone other than the account owner(s)
 . Are transferring the redemption proceeds to an account with a different reg-istration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

Each Fund has the right to:

 . Suspend the offering of shares
 . Waive or change minimum and additional investment amounts
 . Reject any purchase or exchange order
 . Change, revoke or suspend the exchange privilege
 . Suspend telephone transactions
 . Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission

Index Funds

 . Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities.

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of Fund shares, a Fund may ask you to bring your account up to $500. If your account is still below $500 after 60 days, the Fund may close your account and send you the redemption proceeds.

Excessive exchange transactions SSB Citi may determine that a pattern of fre-quent exchanges is detrimental to a Fund's performance and other shareholders. Each Fund may limit additional purchases and/or exchanges by a shareholder.



 Dividends, distributions and taxes

Dividends

Each Fund's dividend policies are described below. Unless you choose to receive your dividends in cash, you will receive them as full and fractional additional Fund shares of the same class of shares that you hold.

Nasdaq-100 Index Fund

Small Cap Index Fund

U.S. 1000 Index Fund

Global Titans Index Fund

Each Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend semi-annually during the months of June and December.

Each Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in December. Each Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undis-tributed income and net capital gains of mutual funds.

S&P 500 Index Fund

U.S. 5000 Index Fund

International Index Fund

Each Fund generally pays dividends, if any, and makes capital gains distribu-tions, if any, once a year, typically in December. Each Fund may pay

                                                  Smith Barney Mutual Funds
additional distributions and dividends at other times if necessary for the Fund to avoid a federal tax. Each Fund expects distributions to be primarily from capital gains.

U.S. Bond Index Fund

The U.S. Bond Index Fund pays substantially all of its net income (if any) from dividends and interest to its shareholders of record as a dividend monthly.

The U.S. Bond Index Fund's net realized short-term and long-term capital gains, if any, will be distributed to Fund shareholders at least annually, in Decem-ber. The Fund may also make additional distributions to shareholders to the extent necessary to avoid the application of the 4% non-deductible excise tax on certain undistributed income and net capital gains of mutual funds.

Taxes

This discussion of taxes is very general. You should consult your own tax adviser about your particular situation.

Taxation Of Distributions You will normally have to pay federal income taxes on the distributions you receive from a Fund, whether you take the distributions in cash or reinvest them in additional shares. Distributions designated by a Fund as capital gain dividends are taxable as long-term capital gains. Other distributions are generally taxable as ordinary income. Some distributions paid in January may be taxable to you as if they had been paid the previous Decem-ber. Each year the Funds will make available to you a report of your distribu-tions for the prior year and how they are treated for federal tax purposes.

Fund distributions will reduce a Fund's net asset value per share. As a result, if you buy shares just before a Fund makes a distribution, you may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

Backup Withholding The account application asks each new investor to certify that the investor's Social Security or taxpayer identification number is cor-rect and that the shareholder is not subject to 31% backup withholding for failing to report income to the IRS. A Fund may be required to withhold (and pay over to the IRS for your credit) 31% of certain distributions it pays you if you fail to provide this information or otherwise violate IRS regulations.

Index Funds

Foreign Shareholders Each Fund will withhold U.S. federal income tax payments at the rate of 30% (or any lower applicable treaty rate) on taxable dividends and other payments subject to withholding taxes that are made to persons who are not citizens or residents of the United States. Distributions received from a Fund by non-U.S. persons also may be subject to tax under the laws of their own jurisdictions.

Taxation Of Transactions If you sell your shares of a Fund, or exchange them for shares of another Fund, it is considered a taxable event. Depending on your purchase price and the sales price of the shares you sell or exchange, you may have a gain or loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

 Share price

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order. Fund shares are redeemed without a sales charge, but your redemption may be subject to a redemption fee. See "Re-deeming Shares" above for additional information. Each Fund's net asset value is the value of its assets minus its liabilities. Net asset value is calculated separately for each class of shares. Each Fund calculates its net asset value every day the New York Stock Exchange is open. This calculation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time). The Exchange is closed on certain holidays listed in the SAI.

Each Fund's currency conversions are done when the London stock exchange closes. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after a foreign exchange closes, a fund may price those securities at fair val-ue. Fair value is determined in accordance with procedures approved by the Fund's board. Each fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by a Fund could change on days when you can-not buy or redeem shares.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the Fund's sub-transfer agent before the New York Stock Exchange closes. If the Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

                                                       Smith Barney Mutual Funds

Service Agents must transmit all order to buy, exchange or redeem shares to the Fund's sub-transfer agent before the sub-transfer agent's close of business.

U.S. 5000 Index Fund and International Index Fund

The Master Portfolio for each Fund is valued daily by the Master Portfolio and a Master Portfolio's net asset value is part of the calculation of the fund's net asset value.

The assets of each feeder fund include its investments in a Master Portfolio, plus cash and any other assets. Each feeder fund's investment in a Master Port-folio is valued at the feeder fund's proportionate interest in the net assets of a Master Portfolio. Each Master Portfolio calculates the net assets on the same days and at the same time as the Fund.

Each Master Portfolio's assets are valued based on current market prices. If such prices are not readily available, BGFA estimates the securities' fair value in accordance with guidelines approved by the applicable Master Portfo-lio's Board of Trustees.

Salomon Smith Barney or members of the selling group must transmit all orders to buy, exchange or redeem shares to the Fund's agent before the agent's close of business.

Index Funds

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years (or since inception if less than 5 years). Certain information reflects financial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent accountants, whose report, along with the fund's financial statements, are included in the annual report (available upon request). No information is pres-ent for Smith Barney U.S. 1000 Index Shares, Smith Barney Small Cap Index Shares, Smith Barney Global Titans Index Shares, Smith Barney Nasdaq-100 Shares and Smith Barney U.S. Bond Index Shares because none of these shares were out-standing for the periods shown.

S&P 500 Index Fund

 For a Smith Barney Share of beneficial interest outstanding throughout each year ended November 30, except where noted:

                                      1999(/1/)(/2/) 1999(/2/)  1998(/3/)
---------------------------------------------------------------------------
Net asset value, beginning of period     $  14.24    $  11.98    $ 10.00
---------------------------------------------------------------------------
Income from operations:
 Net investment income(/4/)                  0.01        0.12       0.05
 Net realized and unrealized gain            0.83        2.27       1.93
---------------------------------------------------------------------------
Total income from operations                 0.84        2.39       1.98
---------------------------------------------------------------------------
Less distributions from:
 Net investment income                      (0.08)      (0.06)        --
 Net realized gains                            --       (0.07)        --
---------------------------------------------------------------------------
Total distributions                         (0.08)      (0.13)        --
---------------------------------------------------------------------------
Net asset value, end of period           $  15.00    $  14.24    $ 11.98
---------------------------------------------------------------------------
Total return                                 5.88%++    19.96%     19.80%++
---------------------------------------------------------------------------
Net assets, end of period (000s)         $252,435    $223,787    $55,187
---------------------------------------------------------------------------
Ratios to average net assets:
 Expenses(/4/)(/5/)                          0.60%+      0.59%      0.59%+
 Net investment income                       0.67+       0.83       1.05+
---------------------------------------------------------------------------
Portfolio turnover rate                         0%          6%         4%
---------------------------------------------------------------------------

(/1/) For the period from December 1, 1999 to December 31, 1999, which reflects a change in the fiscal year end of the Fund.
(/2/) Per share amounts have been calculated using the monthly average shares method.
(/3/)  For the period from January 5, 1998 (inception date) to November 30,
       1998.
(/4/) The administrator agreed to waive all or a portion of its fees for the period ended December 31, 1999, the year ended November 30, 1999 and for the period ended November 30, 1998. In addition, the administrator agreed to reimburse expenses of $15,109 and $177,520 for the periods ended December 31, 1999 and November 30, 1998, respectively. If these fees had not been waived and expenses not reimbursed, the per share effect on net investment income and the expense ratio would have been as follows:

                     Per Share Decreases to                     Expense Ratios Without
                     Net Investment Income                      Waiver and Reimbursement
1999(/1/)                    $0.00                                        0.77%+
----------------------------------------------------------------------------------------
1999                          0.01                                        0.68
----------------------------------------------------------------------------------------
1998                          0.04                                        1.42+
----------------------------------------------------------------------------------------

(/5/) As a result of voluntary expense limitations, the ratio of expenses to average net assets will not exceed 0.60%.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+      Annualized.

                                                       Smith Barney Mutual Funds

Smith Barney U.S. 5000 Index Fund

  For a Smith Barney Share of capital stock outstanding throughout the period:

                                       1999(/1/)
----------------------------------------------------
 Net asset value, beginning of period   $10.00
----------------------------------------------------
 Income from operations:
 Net investment income(/2/)               0.01
 Net realized and unrealized gain         1.63
----------------------------------------------------
 Total income from operations             1.64
----------------------------------------------------
 Net asset value, end of period         $11.64
----------------------------------------------------
 Total return++                          16.40%
----------------------------------------------------
 Net assets, end of period (000)'s      $1,287
----------------------------------------------------
 Ratios to average net assets:+
 Expenses(/2/)(/3/)(/4/)                  0.68%
 Net investment income                    0.62
----------------------------------------------------
 Portfolio turnover rate                     9%(/5/)
----------------------------------------------------

(/1/) For the period from October 18, 1999 (commencement of operations) to
      December 31, 1999.
(/2/) The administrator has agreed to waive all of its fees and reimburse expenses of $23,824 for the period ended December 31, 1999. If such fees had not been waived or expenses reimbursed, the decrease to net invest-ment income per share and actual expense ratio would have been $(0.21) and 22.19% (annualized), respectively.
(/3/) As a result of an expense limitation, expense ratios will not exceed
      0.68%.
(/4/) This expense ratio includes expenses charged to the Master Portfolio. (/5/) This rate represents the Portfolio turnover of the Master Portfolio in which the fund invests.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+      Annualized.

Index Funds

Smith Barney International Index Fund

  For a Smith Barney Share of capital stock outstanding throughout the period:

                                       1999(/1/)
----------------------------------------------------
 Net asset value, beginning of period   $10.00
----------------------------------------------------
 Income from operations:
 Net investment loss(/2/)                (0.00)*
 Net realized and unrealized gain         1.52
----------------------------------------------------
 Total income from operations             1.52
----------------------------------------------------
 Net asset value, end of period         $11.52
----------------------------------------------------
 Total return++                          15.20%
----------------------------------------------------
 Net assets, end of period (000)'s      $  814
----------------------------------------------------
 Ratios to average net assets:+
 Expenses(/2/)(/3/)(/4/)                  0.85%
 Net investment loss                     (0.19)
----------------------------------------------------
 Portfolio turnover rate                    39%(/5/)
----------------------------------------------------

(/1/) For the period from October 18, 1999 (commencement of operations) to December 31, 1999.
(/2/) The administrator has agreed to waive all of its fees and reimburse expenses of $34,325 for the period ended December 31, 1999. If such fees were not waived or expenses reimbursed, the increase to net investment loss per share and actual expenses ratio would have been $(0.49) and 55.46% (annualized), respectively.
(/3/) As a result of an expense limitation, the expense ratio will not exceed 0.85%.
(/4/) This expense ratio includes expenses charged to the Master Portfolio. (/5/) This rate represents the Portfolio turnover of the Master Portfolio in which the fund invests.
*      Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+      Annualized.


                                                       Smith Barney Mutual Funds

 Appendix

Nasdaq-100 Index Shares

The Fund is not sponsored, endorsed, sold or promoted by The Nasdaq Stock Mar-ket, Inc. (including its affiliates) (Nasdaq, with its affiliates, are referred to as the Corporations). The Corporations have not passed on the legality or suitability of, or the accuracy or adequacy of descriptions and disclosures relating to, the Fund. The Corporations make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly, or the ability of the Nasdaq-100 Index(R) to track general stock market performance. The Corporations' only relationship to SSB Citi Fund Man-agement LLC is in the licensing of the Nasdaq-100(R), Nasdaq-100 Index(R), and Nasdaq(R) trademarks or service marks, and certain trade names of the Corpora-tions and the use of the Nasdaq-100 Index(R) which is determined, composed and calculated by Nasdaq without regard to SSB Citi or the Fund. Nasdaq has no obligation to take the needs of SSB Citi or the owners of the Fund into consid-eration in determining, composing or calculating the Nasdaq-100 Index(R). The Corporations are not responsible for and have not participated in the determi-nation of the timing of, prices at, or quantities of the Fund to be issued or in the determination or calculation of the equation by which the Fund is to be converted into cash. The Corporations have no liability in connection with the administration, marketing or trading of the Fund.

THE CORPORATIONS DO NOT GUARANTEE THE ACCURACY AND/OR UNINTERRUPTED CALCULATION OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, OWN-ERS OF THE NASDAQ-100 INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. THE CORPORATIONS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES OF MER-CHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE NASDAQ-100 INDEX(R) OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL THE CORPORATIONS HAVE ANY LIABILITY FOR ANY LOST PROFITS OR SPECIAL, INCIDENTAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


Index Funds

S&P 500 Index Shares

The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representa-tion or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500 Index to track gen-eral stock market performance. S&P's only relationship to SSB Citi is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to SSB Citi or the Fund. S&P has no obligation to take the needs of SSB Citi or the owners of the Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determi-nation of the prices and amount of the Fund's shares or the timing of the issu-ance or sale of the Fund's shares or in the determination or calculation of the equation by which Fund shares are to be converted into cash. S&P has no obliga-tion or liability in connection with the administration, marketing or trading of Fund shares.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMIT-ING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPE-CIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Small Cap Index Shares

U.S. 1000 Index Shares

Neither the U.S. 1000 Index Fund nor the Small Cap Index Fund is promoted, sponsored or endorsed by, nor in any way affiliated with Frank Russell Company. Frank Russell Company is not responsible for and has reviewed neither such Fund nor any associated literature or publications

                                                       Smith Barney Mutual Funds
and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

Frank Russell Company reserves the right, at any time and without notice, to alter, amend, terminate or in any way change its indexes. Frank Russell Company has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the indexes.

Frank Russell Company's publication of the indexes in no way suggests or implies an opinion by Frank Russell Company as to the attractiveness or appro-priateness of investment in any or all securities upon which the indexes are based.

FRANK RUSSELL COMPANY MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE INDEXES OR ANY DATA INCLUDED IN THE INDEXES. FRANK RUSSELL COMPANY MAKES NO REPRESENTATION OR WAR-RANTY REGARDING THE USE, OR THE RESULTS OF USE, OF THE INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE INDEXES. FRANK RUSSELL COMPANY MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING, WITHOUT MEANS OF LIM-ITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THERE-
OF) INCLUDED THEREIN.

Global Titans Index Shares

"Dow Jones" and "Dow Jones Global Titans IndexSM" are service marks of Dow Jones & Company, Inc. Dow Jones has no relationship to SSB Citi, other than the licensing of the Dow Jones Global Titans Index and its service marks for use with the Global Titans Index Fund.

Dow Jones does not:

 . Sponsor, endorse, sell or promote the Fund.

 . Recommend that any person invest in the Fund or any other securities.

 . Have any responsibility for or make any decisions about the timing, amount or pricing of the Fund.

 . Have any responsibility for the administration, management or marketing of the Fund.

Index Funds

 . Consider the needs of the Fund or the owners of the Fund in determining, com-posing or calculating the Global Titans Index or have any obligation to do so.

Dow Jones will not have any liability in connection with the Fund.

Specifically,

 . Dow Jones does not make any warranty, express or implied, and Dow Jones dis-claims any warranty about:

 . The results to be obtained by the Fund, the owners of the Fund or any other person in connection with the use of the Global Titans Index and the data included in the Global Titans Index;

 . The accuracy or completeness of the Global Titans Index and its data;

 . The merchantability and the fitness for a particular purpose or use of the Global Titans Index and its data;

 . Dow Jones will have no liability for any errors, omissions or interruptions in the Global Titans Index or its data;

 . Under no circumstances will Dow Jones be liable for any lost profits or indi-rect, punitive, special or consequential damages or losses, even if Dow Jones knows that they might occur.

The licensing agreement between SSB Citi and Dow Jones is solely for their ben-efit and not for the benefit of the owners of the Fund or any other third par-ties.

International Index Shares

International Index Fund is not sponsored, endorsed, sold or promoted by MSCI or any affiliate of MSCI. Neither MSCI nor any other party makes any represen-tation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in funds generally or in the Fund particularly or the ability of the MSCI EAFE(R) Free Index to track general stock market performance. MSCI is the licensor of certain trademarks, service marks, and trade names of MSCI and the MSCI EAFE(R) Free Index which is determined, composed and calculated by MSCI without regard to the issuer of the Fund or the Fund. MSCI has no obligation to take the needs of the issuer of the Fund or the owners of the Fund into consideration in determining, composing or calculating the MSCI EAFE(R) Free Index. MSCI is not responsible for and has not participated in the determination of the timing of, prices at, or quanti-ties of the Fund to be issued or in the determination or calculation of the equation by which the Fund is redeemable for cash. Neither MSCI nor any other party has any

                                                       Smith Barney Mutual Funds
obligation or liability to owners of the Fund in connection with the adminis-tration, marketing or trading of the Fund.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CAL-CULATION OF THE INDEX FROM SOURCES WHICH MSCI CONSIDERS RELIABLE, NEITHER MSCI NOR ANY OTHER PARTY GUARANTEES THE ACCURACY AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY SSB CITI, SSB CITI'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE INTERNATIONAL INDEX FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. NEITHER MSCI NOR ANY OTHER PARTY MAKES ANY EXPRESS OR IMPLIED WARRANTIES, AND MSCI HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THERE-IN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL MSCI OR ANY OTHER PARTY HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSE-QUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Index Funds

[SB] Smith Barney
[MF] Mutual Funds
Your Serious Money. Professionally Managed. SM


Shareholder reports Annual and semiannual reports to shareholders provide additional information about a Fund's investments. These reports discuss the market conditions and investment strategies that affected the Fund's perfor-mance.

Each Fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about a Fund and is incorporated by refer-ence into (is a legally part of) this prospectus.

You can make inquiries about a Fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Serv-ice Agent, by calling the Fund at 1-800-451-2010, or by writing to the Fund at Smith Barney Mutual Funds, 388 Greenwich Street, MF2, New York, New York 10013.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commis-sion's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about a Fund that is not in this prospectus, you should not rely upon that information. Neither the Funds nor the distributor is offering to sell shares of a Fund to any person to whom the Fund may not lawfully sell its shares.

(SM) Your Serious Money. Professionally Managed is a service mark of Salomon Smith Barney Inc.

Smith Barney is a registered service mark of Salomon Smith Barney Inc.

Citi is a service mark of Citicorp.


Smith Barney Nasdaq-100 Index Shares (a class of Citi Nasdaq-100 Index Fund)

Smith Barney Small Cap Index Shares (a class of Citi Small Cap Index Fund)

Smith Barney U.S. 1000 Index Shares (a class of Citi U.S. 1000 Index Fund)

Smith Barney Global Titans Index Shares (a class of Citi Global Titans Index
 Fund)

Smith Barney U.S. Bond Index Shares (a class of Citi U.S. Bond Index Fund)

(SEC file no. 811-4006)

Smith Barney S&P 500 Index Shares (a class of Smith Barney S&P 500 Index Fund)

Smith Barney U.S. 5000 Index Shares (a class of Smith Barney U.S. 5000 Index
 Fund)

Smith Barney International Index Shares (a class of Smith Barney International
 Index Fund)
(SEC file no. 811-06444)

FD 01991 9/00